Recoverable taxes (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Recoverable taxes
Value-added tax	$ 887	$ 724
Brazilian federal contributions	880	1,599
Others	43	29
Total	1,810	2,352
Current	1,172	1,625
Non-current	$ 638	$ 727